Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of expense or (benefit) for income taxes
	Year Ended December 31,	Six Months Ended December 31,	Year Ended June 30,
	2021	2020	2020
Income tax
Current income taxes
U.S. federal	$—	$—	$30,985
U.S. state	5,800	200	—
Foreign	6,270	—
Total current income taxes	$12,070	$200	$30,985

	Year Ended December 31,	Six Months Ended December 31,	Year Ended June 30,
	2021	2020	2020
Deferred income tax
U.S. federal	$(2,274,295)	$—	$—
U.S. state	—	—	—
Total deferred income tax benefit	$(2,274,295)	$—	$—

Schedule of statutory federal income tax rate to actual rates based on income or loss before income taxes
	Year Ended December 31,	Six Months Ended December 31,	June 30,
	2021	2020	2020
Income tax expense (benefit) attributable to:
Federal	$(6,692,267)	$(3,560,998)	$(3,255,706)
State, net of federal benefit	(672,148)	(553,871)	(862,690)
Foreign tax rate differential	(138,292)	29,617	(2,645)
Permanent differences	2,428,631	1,263,151	312,525
Rate change	54,295	60,220	—
Changes in valuation allowance	3,361,603	2,762,081	3,884,440
Provision to return adjustment	273,489	—	(45,134)
Losses from flow-through entity not subject to tax	—	—	—
Deferred True-Ups	(928,743)	—	—
Other adjustments	51,207	—	195
Effective income tax expense (benefit)	$(2,262,225)	$200	$30,985

Schedule of deferred tax assets and liability
Preliminary Fair Value
Cash	$527
Accounts receivable	486
Prepaid expenses and other current asset	261
Fixed Assets	93
Non-compete agreement	80
Acquired technology	1,040
Customer relationships	13,810
Acquired trade name	270
Goodwill	12,543
Accounts payable and accrued expenses	(826)
Deferred tax liabilities	(2,642)
Deferred revenue	(3,300)
Net assets acquired	$22,342

	December 31,	December 31,
	2021	2020
Noncurrent deferred tax assets:
Employee compensation	$820,410	$679,106
Debt issuance costs	138,778	343,612
Revenue recognition	105,735	—
Settlement accrual	146,604	182,896
Fixed assets	242,006	831,196
Federal and state net operating loss	10,673,908	6,337,897
Foreign net operating loss	4,904,857	2,586,671
Other	225,340	27,410
Total deferred tax assets	$17,257,638	$10,988,788

Noncurrent deferred tax liabilities:
Fixed assets	—	—
Intangibles	(6,051,459)	(2,717,717)
Deferred tax liabilities	$(6,051,459)	$(2,717,717)
Valuation allowance	(11,881,470)	(8,271,071)
Deferred taxes after valuation allowance	$(675,291)	$—